Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes

15. Income taxes

	December 31,	December 31,
	2011	2010
	$	$

Income taxes (recovery)
Current	113,205	-
Deferred	(3,028,192)	(11,147,954)
	(2,914,987)	(11,147,954)

The items accounting for the difference between income taxes computed at the statutory rate of 26.5% (2010 -29.0%) and the provision for income taxes are as follows:

	December 31,	December 31,
	2011	2010
	$	$
Loss from continuing operations before income tax	(7,830,465)	(10,579,171)

Computed tax recovery at statutory rate	(2,075,073)	(3,067,960)
Increase (decrease) resulting from permanent differences
Stock-based compensation	462,574	324,577
Foreign exchange on translation	(25,320)	(350,025)
Other	(175,668)	(210,909)
U.S. and Canadian tax rate difference	(820,542)	(486,588)
Change in deferred income tax rates	506,110	-
Intercompany transactions not eliminated for tax purposes	1,046,220	-
Cash grant receipt	(1,965,428)	-
Change in valuation allowance	132,140	(7,357,049)
Income tax recovery	(2,914,987)	(11,147,954)

Significant components of the Company’s deferred income taxes were as follows:

	December 31,	December 31,
	2011	2010
	$	$
Deferred income tax assets
Power project construction costs	4,469,021	4,126,018
Accrued liabilities	744,141	-
Unpaid interest	821,049	-
Asset retirement obligation	50,264	31,876
Deferred income	3,860,588	-
Other	187,750	4,768
Finance costs	-	3,584,140
Net operating losses carryforward	16,397,038	3,642,848
	26,529,851	11,389,650
Valuation allowance	(378,061)	(245,921)
Deferred income tax assets	26,151,790	11,143,729
Deferred income tax liabilities
Property and equipment	(13,749,122)	(2,507,497)
Finance costs	(432,908)	-
Inventory	(290,274)	-
Intangibles	(92,697)	(77,635)
	(14,565,001)	(2,585,132)
Net deferred income tax asset	11,586,789	8,558,597

Realization of the deferred income tax assets (“DITA”) is dependent upon the generation of sufficient taxable income prior to the expiration of the net operating losses. Although realization is not assured, management believes it is more likely than not that the DITA as at December 31, 2011 will be realized.

Management believes that no liability for all open tax years, based on its assessment of many factors, including among others, past experience and interpretations of local income tax regulations. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. As a result, it is possible that federal, state and foreign tax examinations will result in assessments in future periods. To the extent any such assessments occur, and if adjustments are required, the Company will account for them as appropriate at that time.

As of December 31, 2011, the Company has not been subject to Canadian, U.S. federal or U.S. state income tax examinations. The Company remains open to examination by the Canada Revenue Agency for the years 2007 to 2011, by the Internal Revenue Service for the years 2008 to 2011 and by local state jurisdictions for the years 2002 to 2011.

At December 31, 2011, the Company has total non-capital losses carried forward for U.S. federal income tax purposes of approximately $37,168,017 which expire at various times, commencing in 2022. Non-capital losses carried forward may be subject to certain limitations under Section 382 of the Internal Revenue Code. For Canadian income tax purposes, the Company has total non-capital losses carried forward of approximately $3,649,023 which expire at various times commencing in 2025.